Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies [text block] [Abstract]
Schedule of estimated useful lives of right-of-use assets
Leasehold property	2 to 20 years
Motor vehicles	4 years
Fixtures and fittings	5 years

Schedule of estimated useful lives of the assets
Leasehold improvements	5 years
Fixtures and fittings	1 – 5 years
Computer equipment	3 years
Motor vehicles	4 to 8 years
Plant and machinery	4 years

Schedule of estimated useful life of intangible assets
Domain names	5 years
Platform development and computer software	3 years